Marketable Securities and Securities Investments - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Investment Holdings [Line Items]
Proceeds from sales of available-for-sale securities	¥ 75,319	¥ 315,043	¥ 217,651
Gross realized gains from available-for-sale securities	2,297	67,205	15,656
Gross realized losses from available-for-sale securities	37	186	32
Marketable securities classified as trading securities	921,320	799,241
Net unrealized gains on trading securities	56,593		100,312
Net unrealized losses on trading securities		45,841
Investment in non public companies	61,323	71,750
Total realized impairment losses on securities investments	¥ 7,566	3,566	¥ 949
Olympus Corporation
Investment Holdings [Line Items]
Gross realized gains from available-for-sale securities		¥ 46,757